Note 6 - Preferred Stock	9 Months Ended
Sep. 30, 2020
Preferred Stock [Member]
Notes to Financial Statements
Investments in Debt and Marketable Equity Securities (and Certain Trading Assets) Disclosure [Text Block]
6.
Preferred Stock

As of
September 30, 2020,
the Company held
one
preferred stock investment accounted for as a debt security held to maturity recorded at amortized cost. The preferred stock investment consists of
41,254
shares of preferred stock in Jernigan Capital, Inc., (“JCAP”), a publicly traded REIT that provides capital to private developers as well as owners and operators of self-storage facilities. The preferred stock pays a fixed quarterly cash dividend of
7%
in addition to a quarterly stock dividend of
$2.125
million payable on a pro rata basis to the holders of the preferred stock for the first
three
quarters of
2020
and for the
first
fiscal quarter of
2021.
For the last fiscal quarter of
2020
and for the
second
fiscal quarter of
2021,
the stock dividend varies based on the underlying company's incremental book value and past aggregate dividends among other things, but will be no
less than
$2.125
million on a pro rata basis to the holders of the preferred stock.

The following table presents the preferred stock investments as of
September 30, 2020 (
in thousands, except share amounts):

	Investment
Investment	Date	Shares	Carrying Value (1)	Property Type	Interest Rate (2)	Maturity Date
Preferred Stock
Jernigan Capital	2/11/2020	41,254	$41,517	Self-storage	7.00%	12/31/2021

(1)	Carrying value includes an unamortized purchase premium of approximately $0.3 million.
(2)	Represents the 7% cash dividend and excludes the effect of the quarterly stock dividend.

The following table presents activity related to the Company's preferred stock (in thousands):

	For the Three Months Ended September 30, 2020	For the Nine Months Ended September 30, 2020
Dividend income	$1,363	$3,695
Amortization of premium on preferred stock investment	(58)	(138)
	$1,305	$3,557